As filed with the Securities and Exchange
Commission on August 5, 2011
1933 Act File No. 002-50931
1940 Act File No. 811-02485

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 75
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
AMENDMENT NO. 53
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK CURRENT INTEREST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE
(617) 663-2999
THOMAS M. KINZLER, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ.
K & L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950

It is proposed that this filing will become effective (check appropriate box):
☑	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 5th day of August, 2011.

JOHN HANCOCK CURRENT INTEREST
By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Keith F. Hartstein Keith F. Hartstein	President and Chief Executive Officer	August 5, 2011

/s/ Charles A. Rizzo Charles A. Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	August 5, 2011

/s/ James F. Carlin* James F. Carlin	Trustee	August 5, 2011

/s/ William H. Cunningham* William H. Cunningham	Trustee	August 5, 2011

/s/ Deborah C. Jackson* Deborah C. Jackson	Trustee	August 5, 2011

/s/ Charles L. Ladner* Charles L. Ladner	Trustee	August 5, 2011

/s/ Stanley Martin* Stanley Martin	Trustee	August 5, 2011

/s/ Patti McGill Peterson* Patti McGill Peterson	Trustee	August 5, 2011

/s/ Hugh McHaffie* Hugh McHaffie	Trustee	August 5, 2011

/s/ Dr. John A. Moore* Dr. John A. Moore	Trustee	August 5, 2011

/s/ Steven R. Pruchansky* Steven R. Pruchansky	Trustee	August 5, 2011

/s/ Gregory A. Russo* Gregory A. Russo	Trustee	August 5, 2011

/s/ John G. Vrysen* John G. Vrysen	Trustee	August 5, 2011
*By: Power of Attorney

By:	/s/ Nicholas J. Kolokithas Nicholas J. Kolokithas	August 5, 2011
Attorney-in-Fact
Pursuant to Power of Attorney
Previously filed with Post-Effective
Amendment No. 74 on July 25, 2011.

Exhibit Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document